Note 2 - Assets Held For Sale (Tables)	12 Months Ended
Mar. 31, 2019
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
Property, Plant and Equipment (net)	$1,568
Current Assets Held For Sale	$1,568

Capital Lease Obligations Current Portion	$61
Current Liabilities Held For Sale	$61

Capital Lease Obligations	$305
Noncurrent Liabilities Held For Sale	$305